Common Stock Warrants (Details 1)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock Warrants Details 1
Average risk-free interest rates	0.63%	3.27%	3.27%
Average expected life (in years)	3 years	5 years	5 years